Investment Objectives and Goals	Oct. 27, 2025
Leverage Shares 2X Long MP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long LULU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long LULU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of LULU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CRSP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CRSP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CRSP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TER Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TER Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TER. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BMNR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BMNR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BMNR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NBIS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NBIS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NBIS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ISRG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ISRG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ISRG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.